PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 100.2%
Argentina: 0.9%
49,753
(1)(2)
Vista Energy SAB de CV,
ADR
$ 2,316,500
0.9
Brazil: 10.4%
284,504
Banco BTG Pactual SA
1,689,140
0.7
40,008
(1)
Embraer SA, ADR
1,848,370
0.7
499,145  Itau Unibanco Holding
SA, ADR
2,745,298
1.1
3,881
(1)
MercadoLibre, Inc.
7,571,327
3.0
446,751
(1)
NU Holdings Ltd./Cayman
Islands - Class A
4,574,730
1.8
295,303  Petroleo Brasileiro SA,
ADR
3,850,751
1.5
503,294
Raia Drogasil SA
1,688,098
0.7
298,142
WEG SA
2,365,721
0.9
26,333,435
10.4
China: 27.0%
37,998  Alibaba Group Holding
Ltd., ADR
5,024,476
2.0
43,900
BYD Co. Ltd. - Class A
2,281,605
0.9
93,200  Contemporary Amperex
Technology Co. Ltd. -
Class A
3,262,022
1.3
367,512  Full Truck Alliance Co.
Ltd., ADR
4,693,128
1.8
349,569  Fuyao Glass Industry
Group Co. Ltd. - Class A
2,821,220
1.1
70,600
H World Group Ltd., ADR
2,612,906
1.0
87,487  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
963,563
0.4
234,700
(1)(3)
Meituan - Class B
4,722,744
1.9
453,000  Midea Group Co. Ltd. -
Class A
4,905,641
1.9
232,359  Montage Technology Co.
Ltd. - Class A
2,520,425
1.0
17,381
(1)
PDD Holdings, Inc., ADR
2,057,041
0.8
52,721  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
1,701,429
0.7
275,000
Tencent Holdings Ltd.
17,571,387
6.9
206,630  Tencent Music
Entertainment Group,
ADR
2,977,538
1.2
62,000
Trip.com Group Ltd., ADR
3,941,960
1.6
95,037
Yum China Holdings, Inc.
4,947,626
1.9
107,200  Zhongji Innolight Co. Ltd.
- Class A
1,491,895
0.6
68,496,606
27.0
Greece: 0.6%
155,583  National Bank of Greece
SA
1,599,082
0.6
Hong Kong: 2.4%
397,400
AIA Group Ltd.
3,008,268
1.2
265,500  Techtronic Industries Co.
Ltd.
3,181,825
1.2
6,190,093
2.4
India: 16.9%
16,706  Apollo Hospitals
Enterprise Ltd.
1,290,265
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
66,323
Bajaj Finance Ltd.
$ 6,910,111
2.7
509,955
Bharat Electronics Ltd.
1,783,796
0.7
122,259
Bharti Airtel Ltd.
2,471,623
1.0
143,397  Dr Reddy's Laboratories
Ltd.
1,916,006
0.8
214,611
HDFC Bank Ltd.
4,574,694
1.8
29,345  Hindustan Aeronautics
Ltd.
1,425,879
0.6
195,638
ICICI Bank Ltd.
3,075,042
1.2
64,558
Infosys Ltd.
1,182,932
0.5
49,005
(1)
ITC Hotels Ltd.
113,241
0.0
377,589
ITC Ltd.
1,804,197
0.7
71,709
Kotak Mahindra Bank Ltd.
1,815,363
0.7
24,468
(1)
MakeMyTrip Ltd.
2,397,619
0.9
109,325  Max Healthcare Institute
Ltd.
1,398,345
0.5
660,422
NTPC Ltd.
2,745,735
1.1
504,960
Shriram Finance Ltd.
3,856,296
1.5
251,188
Tata Motors Ltd.
1,969,481
0.8
16,459
UltraTech Cement Ltd.
2,207,665
0.9
42,938,290
16.9
Indonesia: 2.2%
6,274,400
Bank Central Asia Tbk PT
3,220,556
1.3
10,086,751  Bank Rakyat Indonesia
Persero Tbk PT
2,438,290
0.9
5,658,846
2.2
Mexico: 3.1%
18,531  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
1,808,255
0.7
644,780  Grupo Financiero Banorte
SAB de CV - Class O
4,476,549
1.8
307,628  Grupo Mexico SAB de
CV
1,536,900
0.6
7,821,704
3.1
Panama: 1.1%
28,795  Copa Holdings SA - Class
A
2,662,386
1.1
Portugal: 1.3%
158,709  Jeronimo Martins SGPS
SA
3,363,606
1.3
Singapore: 1.8%
564,268
(1)
Grab Holdings Ltd. -
Class A
2,556,134
1.0
15,688
(1)
Sea Ltd., ADR
2,047,127
0.8
4,603,261
1.8
South Africa: 2.1%
114,379
Bid Corp. Ltd.
2,741,416
1.1
15,475  Capitec Bank Holdings
Ltd.
2,631,998
1.0
5,373,414
2.1
South Korea: 7.3%
8,047  Hanwha Aerospace Co.
Ltd.
3,457,671
1.4
15,196
(1)
Hanwha Industrial
Solutions Co. Ltd./ New
592,449
0.2
29,975
Kia Corp.
1,895,879
0.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
97,026  Samsung Electronics Co.
Ltd.
$ 3,846,642
1.5
65,199
SK Hynix, Inc.
8,691,420
3.4
18,484,061
7.3
Spain: 2.4%
439,331  Banco Bilbao Vizcaya
Argentaria SA
5,995,824
2.4
Taiwan: 14.6%
361,000  ASE Technology Holding
Co. Ltd.
1,586,494
0.6
232,000
Delta Electronics, Inc.
2,565,980
1.0
74,000
MediaTek, Inc.
3,189,434
1.3
916,223  Taiwan Semiconductor
Manufacturing Co. Ltd.
25,803,580
10.2
2,560  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
424,960
0.2
66,000
Wiwynn Corp.
3,342,214
1.3
36,912,662
14.6
Turkey: 4.0%
1,237,136  Aselsan Elektronik
Sanayi Ve Ticaret AS
3,908,890
1.5
218,618  BIM Birlesik Magazalar
AS
2,640,008
1.0
347,709
KOC Holding AS
1,500,464
0.6
425,780  Turkiye Garanti Bankasi
AS
1,324,555
0.5
1,395,463
Yapi ve Kredi Bankasi AS
884,383
0.4
10,258,300
4.0
United States: 2.1%
44,015
(1)
ExlService Holdings, Inc.
2,077,948
0.8
13,003
(1)
Globant SA
1,530,713
0.6
2,814  Monolithic Power
Systems, Inc.
1,632,064
0.7
5,240,725
2.1
Total Common Stock
(Cost $211,045,436)
254,248,795
100.2
Total Long-Term
Investments
(Cost $211,045,436)
254,248,795
100.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.5%
Repurchase Agreements: 0.4%
1,000,000
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2025, 4.370%, due
04/01/2025 (Repurchase
Amount $1,000,120,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
04/10/25-03/01/55)
$ 1,000,000
0.4
35,815
(4)
TD Securities (USA) LLC,
Repurchase Agreement
dated 03/31/2025,
4.370%, due 04/01/2025
(Repurchase Amount
$35,819, collateralized by
various U.S. Government
Securities, 4.875%,
Market Value plus
accrued interest $36,531,
due 10/31/28)
35,815
0.0
Total Repurchase
Agreements
(Cost $1,035,815)
1,035,815
0.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.1%
120,046
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $120,046) $ 120,046 0.1
Total Short-Term
Investments
(Cost $1,155,861)
1,155,861
0.5
Total Investments in
Securities
(Cost $212,201,297) $ 255,404,656 100.7
Liabilities in Excess of
Other Assets (1,702,603) (0.7)
Net Assets $ 253,702,053 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 23.6%
Financials 21.6
Consumer Discretionary 18.6
Industrials 13.5
Communication Services 9.9
Consumer Staples 5.5
Health Care 2.5
Energy 2.4
Materials 1.5
Utilities 1.1
Short-Term Investments 0.5
Liabilities in Excess of Other Assets (0.7)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Argentina $ 2,316,500 $ — $ — $ 2,316,500
Brazil 26,333,435 — — 26,333,435
China 26,254,675 42,241,931 — 68,496,606
Greece — 1,599,082 — 1,599,082
Hong Kong — 6,190,093 — 6,190,093
India 2,510,860 40,427,430 — 42,938,290
Indonesia 3,220,556 2,438,290 — 5,658,846
Mexico 7,821,704 — — 7,821,704
Panama 2,662,386 — — 2,662,386
Portugal 3,363,606 — — 3,363,606
Singapore 4,603,261 — — 4,603,261
South Africa 2,741,416 2,631,998 — 5,373,414
South Korea — 18,484,061 — 18,484,061
Spain — 5,995,824 — 5,995,824
Taiwan 424,960 36,487,702 — 36,912,662
Turkey 6,548,898 3,709,402 — 10,258,300
United States 5,240,725 — — 5,240,725
Total Common Stock 94,042,982 160,205,813 — 254,248,795
Short-Term Investments 120,046 1,035,815 — 1,155,861
Total Investments, at fair value $ 94,163,028 $ 161,241,628 $ — $ 255,404,656
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 56,149,326
Gross Unrealized Depreciation (12,945,967)
Net Unrealized Appreciation $ 43,203,359